LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Lease Liabilities
LEASE LIABILITIES

12. LEASE LIABILITIES

$
Balance, December 31, 2019	21,390
Finance cost	726
Lease payments	(22,116)
Balance, December 31, 2020 and 2021	-

During the year ended December 31, 2020, the Company terminated its lease agreement for its office premise. Pursuant to the cancelation, the Company forfeited its deposit of $8,420 and paid the outstanding rent for the months of January to March, 2020.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)